COLONIAL GOVERNMENT MONEY MARKET FUND   Semiannual report
February 28, 1998


                        --------------------------------
                         Not FDIC     May Lose Value
                         Insured      No Bank Guarantee
                        --------------------------------


              COLONIAL GOVERNMENT MONEY MARKET FUND HIGHLIGHTS
                    September 1, 1997 - February 28, 1998

Investment Objective: Colonial Government Money Market Fund seeks current income, consistent with capital preservation and liquidity, by investing exclusively in short-term U.S. government securities.

The Fund is Designed to Offer:
*    Steady monthly income
*    Stable net asset value
*    A high quality portfolio

Portfolio Manager Commentary: "The strong domestic economy coupled with the Asian financial crisis forced the Federal Reserve Bank to maintain a neutral monetary position throughout the period. The Portfolio was positioned with an average maturity of around 30 days in order to provide flexibility in a market where the direction of interest rates was uncertain."
                                                    - Stephen Harasimowicz

              Colonial Government Money Market Fund Performance

                                     Class A       Class B      Class C
                                     -------       -------      -------
Inception dates                      1/30/81       6/8/92       7/1/94
Distributions declared per share     $0.024        $0.019       $0.022
Seven-day yields on 2/28/98          4.69%         3.71%        4.36%
30-day yields on 2/28/98             4.82%         3.74%        4.40%

If the Distributor had not waived or borne certain Fund expenses, the Class C seven-day and 30-day yields would have been 4.20% and 4.24%, respectively.

A Portfolio of High Quality Money Market Securities(1)
As of 2/28/98
About two-thirds of your Fund's portfolio holdings represented a selection of short-term, fixed-income U.S. government agency securities. These holdings include notes issued by the Federal National Mortgage Association
(FNMA) and Federal Home Loan Mortgage Corporation (FHLMC).

                                        Repurchase
                   FHLMC      FNMA      Agreements
                   -----      ----      ----------
                   53.7%      11.4%       34.9%


(1)  Portfolio holdings are calculated as a percentage of total investments.


An investment in the Fund is neither insured nor guaranteed by the U.S. government. There can be no assurance that the Fund will maintain a stable net asset value of $1.00 per share.


President's Message
To Fund Shareholders

I am pleased to present the semiannual report for
Colonial Government Money Market Fund. This report       [Photo of President]
reflects on the investment environment for the 6 months ended February 28, 1998.

Generally favorable market conditions prevailed as the economy continued to grow throughout the period, but not as sharply as the accelerated growth of the third quarter of 1997. Inflation remained subdued, and the Federal Reserve Board (Fed) has not increased short-term interest rates since March 1997.

We anticipate that yields will remain flat and the Fed will maintain its neutral stance while waiting to see if the economy is slowing. In our opinion, concern about an inflated and/or uncertain stock market could help maintain and even increase the level of assets flowing into money market funds, particularly as investors seek a relatively safe haven for their investment dollars.

At a special shareholder meeting held on February 27, 1998, shareholders of Colonial Government Money Market Fund ("Fund") voted in favor of the proposal to convert the Fund into a master fund/feeder fund structure.

Effective March 2, 1998, Colonial Government Money Market Fund became a feeder fund for the SR&F Cash Reserves Portfolio ("Portfolio"), a money market fund managed by Stein Roe & Farnham Incorporated. Effective with this conversion, the Fund has changed its name from "Colonial Government Money Market Fund" to "Colonial Money Market Fund." The Fund's fiscal year end has changed from August 31 to June 30. In addition, the Fund's objective no longer includes the reference to U.S. government securities. The Fund's new investment objective is "to seek maximum current income consistent with safety of capital and maintenance of liquidity."

Under this new structure, we believe the Fund may benefit from greater economies of scale from its participation in a much larger pool of assets. This conversion did not incur any charges, fees or federal tax liability to Fund shareholders. The Fund's services and privileges remain the same.

Thank you for giving us the opportunity to serve your investment needs.

Sincerely,

/s/ HAROLD W. COGGER
Harold W. Cogger
President
April 9, 1998

Because market conditions change frequently, there can be no assurance that the trends described in this report will continue.


                            INVESTMENT PORTFOLIO
                 FEBRUARY 28, 1998 (UNAUDITED, IN THOUSANDS)

SHORT-TERM OBLIGATIONS - 95.7%
--------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 62.3 %
--------------------------------------------------------------------------

                        ANNUALIZED
                      YIELD AT TIME
        MATURITY       OF PURCHASE               PAR          VALUE
--------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
        03/06/98         5.370%                $15,000      $ 14,989
        03/12/98         5.400%                 15,000        14,975
        03/16/98         5.400%                  2,889         2,882
        03/19/98         5.400%                 10,000         9,973
        03/20/98         5.400%                 15,000        14,957
        03/23/98         5.400%                 15,000        14,951
        03/26/98         5.400%                  2,212         2,204
        03/31/98         5.370%                 21,033        20,939
                                                            --------
                                                              95,870
                                                            --------
Federal National Mortgage Association:
        03/03/98         5.570%                 15,000        14,995
        03/10/98         5.630%                  2,900         2,896
        03/18/98         5.400%                  2,500         2,494
                                                            --------
                                                              20,385
                                                            --------

TOTAL U.S. GOVERNMENT AGENCIES (cost of $116,255)           $116,255

REPURCHASE AGREEMENTS - 33.4%
--------------------------------------------------------------------------
    Repurchase agreement with ABN AMRO Corp.,
    dated 2/27/98, due 3/02/98 at 5.650%,
    collaterized by U.S. Treasury notes with
    various maturities to 2027, market value
    $34,990 (repurchase proceeds $34,237)       34,221        34,221

    Repurchase agreement with Greenwich
    Capital Markets, Inc., dated 2/27/98,
    due 3/02/98 at 5.625%, collaterized by
    U.S. Treasury bonds & notes with
    various maturities to 2000, market
    value $28,645 (repurchase proceeds
    $28,013)                                    28,000        28,000
                                                            --------

  TOTAL REPURCHASE AGREEMENTS(cost of $62,221)                62,221
                                                            --------

  TOTAL SHORT-TERM OBLIGATIONS
    (cost of $178,476) (a)                                   178,476
                                                            --------

OTHER ASSETS & LIABILITIES, NET - 4.3 %                        8,003
--------------------------------------------------------------------------

  NET ASSETS - 100%                                         $186,479
                                                            ========


NOTE TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------
 (a) Cost for federal income tax purposes is the same.


See notes to financial statements.


                      STATEMENT OF ASSETS & LIABILITIES
                        FEBRUARY 28, 1998 (UNAUDITED)

(in thousands except for per share amounts)

ASSETS
Investments at amortized cost                                    $178,476

Receivable for:
  Fund shares sold                                  $10,319
  Interest                                               19
Other                                                    10        10,348
                                                    -------      --------
    Total Assets                                                  188,824

LIABILITIES
Payable for:
  Fund shares repurchased                             1,760
  Distributions                                         577
Accrued:
  Deferred Trustees fees                                  4
  Other                                                   4
                                                    -------
    Total Liabilities                                               2,345
                                                                 --------

NET ASSETS                                                       $186,479
                                                                 --------

Net asset value:
Class A ($129,082/129,058)                                       $   1.00
                                                                 --------
Class B ($54,207/54,214)                                         $   1.00(a)
                                                                 --------
Class C ($3,190/3,190)                                           $   1.00(a)
                                                                 --------

COMPOSITION OF NET ASSETS
Capital paid in                                                  $186,466
Underdistributed net investment income                                 14
Accumulated net realized loss                                          (1)
                                                                 --------
                                                                 $186,479
                                                                 ========


(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.


                           STATEMENT OF OPERATIONS
                 FOR THE SIX MONTHS ENDED FEBRUARY 28, 1998
                                 (UNAUDITED)

(in thousands)

INVESTMENT INCOME
Interest                                                           $5,463

EXPENSES
Management fee                                       $  294
Service fee -  Class B                                   76
Service fee -  Class C                                   15
Distribution fee - Class B                              227
Distribution fee - Class C                                3
Transfer agent                                          244
Bookkeeping fee                                          39
Trustees fee                                             10
Custodian fee                                             5
Audit fee                                                12
Legal fee                                                 4
Registration fee                                         67
Reports to shareholders                                   3
Other                                                    10
                                                     ------
                                                      1,009
Fee waived by the Distributor - Class C                 (11)          998
                                                     ------        ------
      Net Investment Income                                        $4,465
                                                                   ------

See notes to financial statements.


                     STATEMENT OF CHANGES IN NET ASSETS

                                                      (Unaudited)
                                                   Six months ended        Year ended
(in thousands)                                        February 28           August 31
                                                   ----------------        ----------
INCREASE (DECREASE) IN NET ASSETS                       1998(a)             1997(a)
Operations:
  Net investment income                               $   4,465           $     8,182
  Distributions:
  From net investment income - Class A                   (3,185)               (5,490)
  In excess of net investment income - Class A                -                   (28)
  From net investment income - Class B                   (1,146)               (2,585)
  In excess of net investment income - Class B                -                   (13)
  From net investment income - Class C                      (78)                 (136)
  In excess of net investment income - Class C                -                    (1)
                                                      ---------           -----------
                                                             56                   (71)
                                                      ---------           -----------

Fund Share Transactions:
  Receipts for shares sold - Class A                    700,741             1,511,776
  Value of distributions reinvested - Class A             2,706                 4,456
  Cost of shares repurchased - Class A                 (718,482)           (1,487,170)
                                                      ---------           -----------
                                                        (15,035)               29,062
                                                      ---------           -----------
  Receipts for shares sold - Class B                    115,854               343,510
  Value of distributions reinvested - Class B               942                 2,017
  Cost of shares repurchased - Class B                 (132,845)             (351,804)
                                                      ---------           -----------
                                                        (16,049)               (6,277)
                                                      ---------           -----------
  Receipts for shares sold - Class C                      8,389                37,213
  Value of distributions reinvested - Class C                61                   117
  Cost of shares repurchased - Class C                   (8,165)              (38,859)
                                                      ---------           -----------
 Net Increase (Decrease)                                    285                (1,529)
                                                      ---------           -----------
   from Fund Share Transactions                         (30,799)               21,256
                                                      ---------           -----------
      Total Increase (Decrease)                         (30,743)               21,185
NET ASSETS
Beginning of period                                     217,222               196,037
                                                      ---------           -----------
End of period (including undistributed
 and net of overdistributed net investment
 income of $14 and $42, respectively)                 $ 186,479           $   217,222
                                                      =========           ===========

NUMBER OF FUND SHARES
Sold - Class A                                          700,740             1,511,776
Issued for distributions reinvested - Class A             2,706                 4,456
Repurchased - Class A                                  (718,482)           (1,487,169)
                                                      ---------           -----------
                                                        (15,036)               29,063
                                                      ---------           -----------
Sold - Class B                                          115,854               343,507
Issued for distributions reinvested - Class B               942                 2,017
Repurchased - Class B                                  (132,845)             (351,804)
                                                      ---------           -----------
                                                        (16,049)               (6,280)
                                                      ---------           -----------
Sold - Class C                                            8,389                37,213
Issued for distributions reinvested - Class C                61                   117
Repurchased - Class C                                    (8,165)              (38,858)
                                                      ---------           -----------
                                                            285                (1,528)
                                                      ---------           -----------

(a)  Class D shares were redesignated Class C shares on July 1, 1997.


See notes to financial statements.


                      NOTES TO FINANCIAL STATEMENTS

                      FEBRUARY 28, 1998 (UNAUDITED)


NOTE 1.  INTERIM FINANCIAL STATEMENTS
--------------------------------------------------------------------------
In the opinion of management of Colonial Government Money Market Fund (the
Fund), a series of Colonial Trust II, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at February 28, 1998,and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2.  ACCOUNTING POLICIES
--------------------------------------------------------------------------
Organization: The Fund a series of Colonial Trust II, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek current income, consistent with capital preservation and liquidity, by investing exclusively in short-term U.S. government securities. The Fund may issue an unlimited number of shares.The Fund offers three classes of shares: Class A, Class B and Class C. Class B shares, which are identical to Class A shares except for an annual service and distribution fee and a contingent deferred sales charge, will convert to Class A shares when they have been outstanding approximately eight years. Effective July 1, 1997, Class D shares were converted to Class C shares. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and a continuing service and distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

Security valuation and transactions: The Fund values its portfolio securities utilizing the amortized cost valuation method.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Determination of class net asset values and financial highlights: All income, expenses (other than the Class B and Class C service and distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the service and distribution fees applicable to Class B and Class C shares only.

Federal income taxes: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

Distributions to shareholders: The Fund declares and records distributions daily and pays monthly.

Other: Interest income, including discount accretion and premium amortization, is recorded daily on the accrual basis.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 3.  FEES AND COMPENSATION PAID TO AFFILIATES
--------------------------------------------------------------------------
Management fee: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.30% annually of the Fund's average net assets.

Bookkeeping fee: The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

Transfer agent: Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Adviser, provides shareholder services for a monthly fee equal to 0.20% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

Underwriting discounts, service and distribution fees:  Liberty
Financial Investments, Inc. (the Distributor), a subsidiary of the Adviser, is the Fund's principal underwriter. During the six months ended
February 28, 1998, the Fund has been advised that the Distributor received contingent deferred sales charges (CDSC) of $185,246 and $4,333 on Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually of Class B and Class C net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed, until further notice, to waive a portion of the Class C share distribution fee so that it does not exceed 0.15% annually.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Expense limits: The Adviser has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.00% annually of the Fund's average net assets.

For the six months ended February 28, 1998, the Fund's total expenses as defined above did not exceed the 1.00% expense limit.

Other: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4.  PORTFOLIO INFORMATION
--------------------------------------------------------------------------
Investment activity: During the six months ended February 28, 1998, purchases and sales (including maturities) of short-term obligations (excluding repurchase agreements) were $1,038,318,757 and $976,199,000, respectively, all of which were U.S. government securities.

NOTE 5.  OTHER RELATED PARTY TRANSACTIONS
--------------------------------------------------------------------------
At February 28, 1998, Liberty Financial Investments, Inc. owned greater than 5% of the Fund's shares outstanding.

NOTE 6.  RESULTS OF ANNUAL SHAREHOLDER MEETING
--------------------------------------------------------------------------
On February 27, 1998, a Special Meeting of Shareholders was held to approve the conversion of the Fund to the master fund/feeder fund structure with new fundamental and non-fundamental investmental policies, all as described in the Proxy Statement for the Meeting.

On January 2, 1998, the record date for the meeting, the Fund had outstanding 190,457,816 shares of beneficial interest. The votes cast at the Meeting were as follows:

                  FOR           AGAINST        ABSTAIN
                  ---           -------        -------
               94,014,449      3,060,440      3,238,318

FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:

                                                       (Unaudited)
                                               Six months ended February 28
                                        -----------------------------------------
                                                           1998
                                        Class A          Class B          Class C
                                        -------          -------          -------
Net asset value -
  Beginning of period                   $1.000           $1.000           $1.000
                                        ------           ------           ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                    0.024            0.019            0.022(a)
                                        ------           ------           ------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income              (0.024)          (0.019)          (0.022)
                                        ------           ------           ------
Net asset value -
  End of period                         $1.000           $1.000           $1.000
                                        ------           ------           ------
Total return (b)                          2.44%(c)         1.92%(c)         2.23%(c)(d)
                                        ======           ======           ======

RATIOS TO AVERAGE NET ASSETS
Expenses (e)(f)                           0.70%            1.70%            1.10%(a)
Net investment income (e)(f)              4.87%            3.87%            4.47%(a)
Net assets at end of period (000)       $129,082         $54,207          $3,190


(a) Net of fees waived by the Distributor which amounted to $0.003 per share and 0.60% (annualized).
(b) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(c)  Not annualized.
(d) Had the Distributor not waived a portion of the distribution fee, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(f)  Annualized.



                         FINANCIAL HIGHLIGHTS - CONT.

Selected data for a share of each class outstanding throughout each period are as follows:

                                                  Year ended August 31
                                        ---------------------------------------------
                                                          1997
                                        Class A          Class B          Class C (b)
                                        -------          -------          -----------
Net asset value -
  Beginning of period                   $1.000           $1.000           $1.000
                                        ------           ------           ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                0.048            0.038            0.039
                                        ------           ------           ------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income              (0.048)          (0.038)          (0.039)
                                        ------           ------           ------
Net asset value -
  End of period                         $1.000           $1.000           $1.000
                                        ------           ------           ------
Total return (c)                          4.90%            3.82%            3.97%
                                        ======           ======           ======

RATIOS TO AVERAGE NET ASSETS
Expenses                                  0.72%(e)         1.72%(e)         1.64%(e)
Fees and expenses waived
 or borne by the Adviser                    --               --               --
Net investment income                     4.73%(e)         3.73%(e)         3.81%(e)
Net assets at end
 of period (000)                        $144,076         $70,242          $2,904


(a)  Net of fees and expenses waived or borne by the Adviser which amounted to:
                                        $   --           $   --           $   --
(b)  Effective July 1, 1997, Class D shares were redesignated Class C shares.
(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)  Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)  The benefits derived from custody credits and directed brokerage arrangements had no impact.  Prior years ratios' are net of benefits received, if any.


                           FINANCIAL HIGHLIGHTS - CONT.

                                         Year ended August 31
------------------------------------------------------------------------------------------------------
                    1996                                                     1995
Class A            Class B            Class C            Class A            Class B            Class C
---------------------------------------------            ---------------------------------------------

$1.000             $1.000             $1.000             $1.000             $1.000             $1.000
------             ------             ------             ------             ------             ------

 0.048              0.038              0.038              0.050              0.040              0.040
------             ------             ------             ------             ------             ------

(0.048)            (0.038)            (0.038)            (0.050)            (0.040)            (0.040)
------             ------             ------             ------             ------             ------

$1.000             $1.000             $1.000             $1.000             $1.000             $1.000
------             ------             ------             ------             ------             ------
  4.93%              3.86%              3.85%              5.14%(d)           4.08%(d)           4.07%(d)
======             ======             ======             ======             ======             ======


  0.70%(e)           1.70%(e)           1.70%(e)           0.69%              1.69%              1.69%

    --                 --                 --               0.04%              0.04%              0.04%
  4.76%(e)           3.76%(e)           3.76%(e)           4.96%              3.96%              3.96%

$115,063           $76,539            $4,435             $83,086            $55,441            $625



$   --             $   --             $    --            $0.000             $0.000             $0.000


                           FINANCIAL HIGHLIGHTS - CONT.

Selected data for a share of each class outstanding throughout each period are as follows:

                                                  Year ended August 31
                                        ---------------------------------------------
                                                          1994
                                        Class A          Class B          Class C (b)
                                        -------          -------          -----------
Net asset value -
  Beginning of period                   $1.000           $1.000           $1.000
                                        ------           ------           ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                0.028            0.018            0.005
                                        ------           ------           ------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income              (0.028)          (0.018)          (0.005)
                                        ------           ------           ------
Net asset value -
  End of period                         $1.000           $1.000           $1.000
                                        ------           ------           ------
Total return (c)(d)                       2.85%            1.82%            0.45%(e)
                                        ======           ======           ======

RATIOS TO AVERAGE NET ASSETS
Expenses                                  0.73%            1.73%            1.73%(f)
Fees and expenses waived
 or borne by the Adviser                  0.20%            0.20%            0.20%(f)
Net investment income                     3.01%            2.01%            2.01%(f)
Net assets at end
 of period (000)                        $97,115          $54,535          $518


(a) Net of fees and expenses waived or borne by the Adviser which amounted to:
                                         0.002            0.002            0.002
(b) Class C shares were initially offered on July 1, 1994.  Per share amounts reflect activity from that date.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) Annualized.


                           FINANCIAL HIGHLIGHTS - CONT.

Selected data for a share of each class outstanding throughout each period are as follows:

                                              Year ended
                                               August 31
                                        ------------------------
                                                  1993
                                        Class A          Class B
                                        -------          -------
Net asset value -
  Beginning of period                   $1.000           $1.000
                                        ------           ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                0.023            0.013
                                        ------           ------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income              (0.023)          (0.013)
                                        ------           ------
Net asset value -
  End of period                         $1.000           $1.000
                                        ------           ------
Total return (b)(c)                       2.28%            1.27%
                                        ======           ======

RATIOS TO AVERAGE NET ASSETS
Expenses                                  0.88%            1.88%
Fees and expenses waived
 or borne by the Adviser                  0.20%            0.20%
Net investment income                     2.26%            1.26%
Net assets at end
 of period (000)                        $44,693          $10,890


(a)  Net of fees and expenses waived or borne by the Adviser which amounted to:
                                        $0.002           $0.002
(b)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c)  Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.


                            SHAREHOLDER SERVICES
                          to Make Investing Easier

Your fund has one of the most extensive selections of shareholder services available. Your financial advisor can help you arrange for any of these services, or you can call Colonial Investors Service Center directly at 1-800-345-6611.

Affordable Additional Investments: Add to your account with as little as $50 on most funds; $25 for an IRA account.

Free Exchanges1: Exchange all or part of your account into the same share class of another fund distributed by Liberty Financial Investments, by phone or mail.

Easy Access to Your Money(1): Make withdrawals from your account by phone, by mail or, for certain funds, by check.

One-Year Reinstatement Privilege: If you need access to your money, but then choose to return it within one year, you can reinvest in any fund distributed by Liberty Financial Investments of the same share class without any penalty or sales charge.

Fundamatic: Make periodic investments as low as $50 from your checking account to your Fund account.

Systematic Withdrawal Plan (SWP): Receive monthly, quarterly or semiannual payments via check or bank transmission. There is a $5,000 account value required, but no minimum for the payment amount. The maximum annual withdrawal is 12% of account balance at time SWP is established. SWPs by check are processed on the 10th calendar day of each month unless the 10th falls on a non-business day or the first business day of the week. If this occurs, the processing date will be the previous business day. Dividends and capital gains must be reinvested.

Automated Dollar Cost Averaging: Transfer money on a monthly basis from any fund with a balance of $5,000 into the same share class of up to four other funds distributed by Liberty Financial Investments. Minimum for each transfer is $100.

Retirement Plans: Choose from a broad range of retirement plans, including IRAs.

(1) Redemptions and exchanges are made at the next determined net asset value after the request is received by the Transfer Agent. Proceeds may be more or less than your original cost. The exchange privilege may be terminated at any time. Exchanges are not available on all funds. Investors who purchase Class B or C shares, or $1 million or more of Class A shares, may be subject to a contingent deferred sales charge.


                            How to Reach Colonial
                             by Phone or by Mail

By Telephone
Customer Connection - 1-800-345-6611
For 24-hour account information, call from your touch-tone phone. (Rotary callers will be automatically connected to a representative during business hours.) A recorded message will guide you through the menu:

For fund prices, dividends and capital gains information          press 1

For account information                                           press 2

To speak to a service representative                              press 3

For yield and total return information                            press 4

For duplicate statements or new supply of checks                  press 5

To order duplicate tax forms and year-end statements              press 6
(February through May)

To review your options at any time during your call               press *

To speak with a shareholder services representative about your account, call Monday to Friday, 8:00 a.m. to 8:00 p.m. ET, and Saturdays from February through mid-April, 10:00 a.m. to 2:00 p.m. ET.

Colonial Telephone Transaction Department - 1-800-422-3737
To purchase, exchange or sell shares by telephone, call Monday to Friday, 9:00 a.m. to 7:00 p.m. ET. Transactions received after the close of the New York Stock Exchange will receive the next business day's closing price.

Literature - 1-800-426-3750
To request literature on any fund distributed by Liberty Financial Investments, call Monday to Friday, 8:30 a.m. to 6:30 p.m. ET.

By Mail
Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA  02105-1722


                         SHAREHOLDER COMMUNICATIONS
                            to Keep You Informed

To make recordkeeping easy and keep you up-to-date on the performance of your investments, you can expect to receive the following information about your account:

Transaction Confirmations: Each time you make a purchase, sale or exchange, you receive a confirmation statement within just a few days.

Quarterly Statements: Every three months, if any transactions are made that affect your share balance, this statement reports on your account activity during the quarter (including any reinvestment of dividends). This statement also provides year-to-date information.

Liberty Financial Investments Investor Opportunities: Mailed with your quarterly account statements, this newsletter highlights timely investment strategies, portfolio manager commentary and shareholder service updates.

Tax Forms and Year-End Tax Guide: Easy-to-use forms and timely information are designed to make tax reporting simpler. (Usually mailed in January.)

Average Cost Basis Statements: If you sold or exchanged shares during the year, this statement may help you calculate your gain/loss for tax purposes. (Usually mailed in February.)


Important Information About This Report

The Transfer Agent for Colonial Government Money Market Fund is:

Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611

Colonial Government Money Market Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 to order additional reports.

This report has been prepared for shareholders of Colonial Government Money Market Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objective and operating policies of the Fund.


                                  TRUSTEES

Robert J. Birnbaum
Retired (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

Tom Bleasdale
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

Lora S. Collins
Attorney (formerly Attorney, Kramer, Levin, Naftalis, Nessen, Kamin &
Frankel)

James E. Grinnell
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

William D. Ireland, Jr.
Retired (formerly Chairman of the Board, Bank of New England-Worcester)

Richard W. Lowry
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

William E. Mayer
Partner, Development Capital, L.L.C. (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

James L. Moody, Jr.
Retired (formerly Chairman of the Board and Chief Executive Officer, Hannaford Bros. Co.)

John J. Neuhauser
Dean, Boston College School of Management

George L. Shinn
Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

Robert L. Sullivan
Retired Partner, Peat Marwick Main & Co. (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

Sinclair Weeks, Jr.
Chairman of the Board, Reed & Barton Corporation


LIBERTY FINANCIAL INVESTMENTS, INC. (c)1998
Distributor for Colonial Funds, Stein Roe Advisor Funds and Newport Funds One Financial Center, Boston, MA 02111-2621
Visit us at www.libertyfunds.com
                                             MM-03/885E-0298 (4/98) 98/346